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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Relational Investors LLC
Address:  12400 High Bluff Drive, Suite 600
          San Diego, CA 92130

13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 08/14/06


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total:   $6,747,989


List of Other Included Managers:

NONE




                                                      FORM 13F INFORMATION TABLE



                                TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE   SHARED  NONE
--------------------         --------- ---------  --------  --------  --- ---- ------- ----------- ------ -------  ----
ConAgra Foods, Inc.              COM   205887102   $237,492 10,741,400 SH       SOLE            10,741,400

Prudential Financial, Inc.       COM   744320102 $1,389,137 17,878,214 SH       SOLE            17,878,214

Prudential Financial, Inc.       COM   744320102   $299,297  3,851,950 SH       OTHER                            3,851,950

National Semiconductor Corp.     COM   637640103   $831,721 34,872,989 SH       SOLE            34,872,989

Baxter International Inc.        COM   071813109 $1,018,682 27,711,700 SH       SOLE            27,711,700

Baxter International Inc.        COM   071813109   $188,694  5,133,140 SH       OTHER                            5,133,140

CA, Inc.                         COM   12673P105   $545,932 26,566,054 SH       SOLE            26,566,054

CA, Inc.                         COM   12673P105    $56,513  2,750,000 SH       OTHER                            2,750,000

Sovereign Bancorp Inc.           COM   845905108   $639,259 31,475,109 SH       SOLE            31,475,109

Ceridian Corp.                   COM   156779100   $170,454  6,974,393 SH       SOLE             6,974,393

Cendant Corp.                    COM   151313103   $109,137  6,699,618 SH       SOLE             6,699,618

Tyco International Ltd.          COM   902124106   $305,631 11,113,861 SH       SOLE            11,113,861

Freescale Semi, Inc. CL B        COM   35687M206   $133,135  4,528,385 SH       SOLE             4,528,385

UnumProvident Corporation        COM   91529Y106   $265,981 14,670,786 SH       SOLE            14,670,786

SPDR Trust Series 1              COM   78462F103   $556,923  4,375,574 SH       SOLE             4,375,574